THRIVENT CHURCH LOAN AND INCOME FUND
Registrant CIK 0001721413
Form N-CEN for
Fiscal Year Ended 03/31/2023
PART G: Attachments
Item G.1.b.iv.: Information called for by Item 405 of Regulation S-K
Delinquent Section 16(a) reports filed during FYE 3/31/23:
05/09/2022 Form 3 filing for Richard Ramczyk, who was elected as an officer effective
4/20/2022
05/09/2022 Form 3 filing for Andrew Kellogg, who was elected as an officer effective
4/20/2022